Financial Assets At Fair Value Through Profit or Loss - Disclosure of Financial Assets At Fair Value Through Profit Or Loss (Parenthetical) (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial instruments at fair value through profit or loss [line items]
Financial assets at fair value through profit or loss past due	¥ 7,381	¥ 8,044	¥ 5,448
Fair loss recognized in the current period by overdue financial assets at fair value through profit or loss	3,176	5,023	2,819
Collateral pledged for repurchase agreements carrying amount	225	1,107	3,695
Collateral pledged in stock exchange pool carrying amount	¥ 1,179	¥ 563